Investments Components of Net Realized Gains (Losses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	$ 193.9	$ 192.9	$ 290.2
Gross realized losses on securities sales	(40.0)	(49.9)	(29.9)
Net realized gains (losses) on securities sales	153.9	143.0	260.3
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales	(85.3)	(8.7)	(7.2)
Other gains (losses)	(17.5)	(21.6)	(28.9)
Net realized gains	51.1	112.7	224.2
Fixed maturities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	120.6	77.2	92.9
Gross realized losses on securities sales	(18.9)	(8.3)	(22.6)
Net realized gains (losses) on securities sales	101.7	68.9	70.3
Fixed maturities | U.S. government obligations
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	24.6	17.5	24.0
Gross realized losses on securities sales	(2.4)	(0.9)	(7.6)
Net realized gains (losses) on securities sales	22.2	16.6	16.4
Fixed maturities | State and local government obligations
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	16.0	7.8	9.3
Gross realized losses on securities sales	(1.6)	(0.3)	(0.5)
Net realized gains (losses) on securities sales	14.4	7.5	8.8
Fixed maturities | Corporate And Other Debt Securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	43.3	31.2	37.2
Gross realized losses on securities sales	(2.5)	(5.0)	(2.8)
Net realized gains (losses) on securities sales	40.8	26.2	34.4
Fixed maturities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	2.4	4.9	2.7
Gross realized losses on securities sales	0.0	(0.4)	(0.2)
Net realized gains (losses) on securities sales	2.4	4.5	2.5
Fixed maturities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	0.1	0.0	0.0
Gross realized losses on securities sales	(0.2)	(0.4)	0.0
Net realized gains (losses) on securities sales	(0.1)	(0.4)	0.0
Fixed maturities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	13.3	15.7	17.0
Gross realized losses on securities sales	(5.6)	(1.3)	(8.3)
Net realized gains (losses) on securities sales	7.7	14.4	8.7
Fixed maturities | Redeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	20.9	0.1	2.7
Gross realized losses on securities sales	(6.6)	0.0	(3.2)
Net realized gains (losses) on securities sales	14.3	0.1	(0.5)
Equity securities | Nonredeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	11.9	65.3	90.0
Gross realized losses on securities sales	(5.3)	(3.2)	0.0
Net realized gains (losses) on securities sales	6.6	62.1	90.0
Equity securities | Common equities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	61.3	50.4	107.3
Gross realized losses on securities sales	(15.7)	(38.4)	(7.3)
Net realized gains (losses) on securities sales	45.6	12.0	100.0
Short-term investments
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	0.1	0.0	0.0
Gross realized losses on securities sales	(0.1)	0.0	0.0
Hybrid and Derivative Instruments and Litigation Settlements | Litigation Settlements
Gain (Loss) on Investments [Line Items]
Other gains (losses)	0.4	0.4	4.7
Hybrid and Derivative Instruments and Litigation Settlements | Hybrid Preferred Stock
Gain (Loss) on Investments [Line Items]
Other gains (losses)	2.1	(1.3)	30.5
Hybrid and Derivative Instruments and Litigation Settlements | Derivative Instruments
Gain (Loss) on Investments [Line Items]
Other gains (losses)	(20.0)	(20.7)	(64.1)
Investments [Member]
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales	(25.6)	(8.7)	(7.2)
Investments [Member] | Fixed maturities
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales	(25.3)	0.0	0.0
Investments [Member] | Fixed maturities | Redeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales	(25.3)	0.0	0.0
Investments [Member] | Equity securities | Common equities
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales	(0.3)	(8.7)	(7.2)
Other Assets [Member]
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales	$ (59.7)	$ 0.0	$ 0.0